Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2022
Portfolio of Investments (Unaudited)

Convertible Bonds — 1.5%
Security	Principal Amount (000's omitted)		Value
Bermuda — 1.1%
Liberty Latin America, Ltd., 2.00%, 7/15/24	USD	11,224	$ 9,996,375
			$ 9,996,375
India — 0.4%
Indiabulls Housing Finance, Ltd., 4.50%, 9/28/26(1)	USD	4,965	$ 3,414,058
			$ 3,414,058
Total Convertible Bonds (identified cost $10,616,567)			$ 13,410,433

Foreign Corporate Bonds — 23.7%
Security	Principal Amount (000's omitted)		Value
Argentina — 0.2%
Generacion Mediterranea S.A./Central Termica Roca S.A., 15.00%, 5/5/23(2)(3)	USD	669	$ 680,180
IRSA Inversiones y Representaciones S.A., 8.75%, 6/22/28(2)	USD	1,715	1,600,623
			$ 2,280,803
Armenia — 0.3%
Ardshinbank CJSC Via Dilijan Finance BV, 6.50%, 1/28/25(1)	USD	2,559	$ 2,423,347
			$ 2,423,347
Brazil — 3.2%
Braskem America Finance Co., 7.125%, 7/22/41(1)	USD	2,021	$ 1,771,667
Coruripe Netherlands BV:
10.00%, 2/10/27(2)	USD	1,683	1,401,107
10.00%, 2/10/27(1)	USD	3,905	3,250,933
Guara Norte S.a.r.l., 5.198%, 6/15/34(1)	USD	5,642	4,436,133
Hidrovias International Finance S.a.r.l., 4.95%, 2/8/31(1)	USD	3,275	2,503,352
MC Brazil Downstream Trading S.a.r.l., 7.25%, 6/30/31(2)	USD	5,326	4,078,331
MV24 Capital BV, 6.748%, 6/1/34(1)	USD	711	589,244
Natura & Co. Luxembourg Holdings S.a.r.l., 6.00%, 4/19/29(2)	USD	3,012	2,515,020
Natura Cosmeticos S.A., 4.125%, 5/3/28(1)	USD	5,810	4,534,705
Odebrecht Offshore Drilling Finance, Ltd.:
6.72%, 12/1/22(2)	USD	57	56,002
Security	Principal Amount (000's omitted)		Value
Brazil (continued)
Odebrecht Offshore Drilling Finance, Ltd.: (continued)
6.72%, 12/1/22(1)	USD	813	$ 795,048
Vale S.A., 2.762%(4)(5)	BRL	55,335	3,508,292
			$ 29,439,834
Bulgaria — 0.7%
Bulgarian Energy Holding EAD, 2.45%, 7/22/28(1)	EUR	2,908	$ 2,086,746
Eurohold Bulgaria AD, 6.50%, 12/7/22(1)	EUR	4,634	4,568,970
			$ 6,655,716
Burkina Faso — 0.6%
Endeavour Mining PLC, 5.00%, 10/14/26(1)	USD	7,463	$ 5,839,798
			$ 5,839,798
Chile — 1.7%
AES Andes S.A.:
6.35% to 4/7/25, 10/7/79(1)(6)	USD	1,073	$ 873,248
7.125% to 4/7/24, 3/26/79(1)(6)	USD	1,596	1,312,266
ATP Tower Holdings, LLC/Andean Tower Partners Colombia SAS/Andean Telecom Partners, 4.05%, 4/27/26(1)	CLP	1,968	1,584,847
Latam Airlines Group S.A., 13.375%, 10/15/27(2)	USD	4,510	4,438,697
Mercury Chile Holdco, LLC, 6.50%, 1/24/27(1)	USD	2,568	2,122,580
VTR Comunicaciones SpA:
4.375%, 4/15/29(1)	USD	4,932	2,769,787
5.125%, 1/15/28(1)	USD	4,407	2,809,397
			$ 15,910,822
China — 0.2%
KWG Group Holdings, Ltd., 7.875%, 8/30/24	USD	2,017	$ 357,940
Shimao Group Holdings, Ltd., 5.60%, 7/15/26(1)(7)	USD	6,581	347,186
Sunac China Holdings, Ltd.:
6.50%, 7/9/23(1)(7)	USD	2,800	174,336
8.35%, 4/19/23(1)(7)	USD	3,964	247,584
Times China Holdings, Ltd.:
5.55%, 6/4/24(1)	USD	8,252	733,633
6.75%, 7/16/23(1)	USD	3,803	454,258
			$ 2,314,937
Georgia — 0.5%
TBC Bank JSC, 8.894% to 11/6/26(1)(4)(6)	USD	4,741	$ 4,361,720
			$ 4,361,720

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Honduras — 0.4%
Inversiones Atlantida S.A., 7.50%, 5/19/26(1)	USD	3,692	$ 3,309,878
			$ 3,309,878
India — 1.0%
JSW Infrastructure, Ltd., 4.95%, 1/21/29(1)	USD	8,087	$ 6,023,329
Vedanta Resources Finance II PLC, 13.875%, 1/21/24(1)	USD	4,044	3,389,356
			$ 9,412,685
Indonesia — 0.8%
Alam Sutera Realty Tbk PT, 6.25%, (6.25% cash or 6.50% PIK), 11/2/25(1)(8)	USD	11,342	$ 7,258,740
			$ 7,258,740
Luxembourg — 0.3%
Gol Finance S.A., 8.00%, 6/30/26(1)	USD	4,079	$ 2,395,149
Puma International Financing S.A., 5.125%, 10/6/24(1)	USD	477	448,113
			$ 2,843,262
Mexico — 2.6%
Alpha Holding S.A. de CV:
9.00%, 2/10/25(1)(7)	USD	9,319	$ 139,785
10.00%, 12/19/22(1)(7)	USD	5,835	87,525
Braskem Idesa SAPI, 7.45%, 11/15/29(1)	USD	11,342	8,704,702
Credito Real SAB de CV:
5.00%, 2/1/27(1)(7)	EUR	994	17,927
8.00%, 1/21/28(1)(7)	USD	7,574	114,064
9.50%, 2/7/26(1)(7)	USD	565	9,181
Credito Real SAB de CV SOFOM ER, 7.25%, 7/20/23(1)(7)	USD	300	6,375
Grupo Kaltex S.A. de CV, 8.875%, 4/11/22(1)	USD	8,307	5,108,241
Petroleos Mexicanos:
5.95%, 1/28/31	USD	3,289	2,376,219
7.19%, 9/12/24(2)	MXN	1,420	65,311
Total Play Telecomunicaciones S.A. de CV, 7.50%, 11/12/25(1)	USD	6,280	5,321,397
Trust Fibra Uno, 4.869%, 1/15/30(1)	USD	2,038	1,540,117
			$ 23,490,844
Moldova — 0.4%
Aragvi Finance International DAC, 8.45%, 4/29/26(1)	USD	5,608	$ 3,942,088
			$ 3,942,088
Security	Principal Amount (000's omitted)		Value
Morocco — 0.4%
OCP S.A., 5.125%, 6/23/51(1)	USD	5,643	$ 3,473,808
			$ 3,473,808
Nigeria — 1.3%
IHS Holding, Ltd., 5.625%, 11/29/26(1)	USD	2,679	$ 2,043,675
IHS Netherlands Holdco BV, 8.00%, 9/18/27(1)	USD	5,098	3,985,055
SEPLAT Petroleum Development Co. PLC, 7.75%, 4/1/26(1)	USD	7,083	5,578,217
			$ 11,606,947
Paraguay — 0.7%
Frigorifico Concepcion S.A., 7.70%, 7/21/28(2)	USD	7,960	$ 6,280,201
			$ 6,280,201
Peru — 1.6%
Auna SAA, 6.50%, 11/20/25(1)	USD	4,407	$ 3,443,476
PetroTal Corp., 12.00%, 2/16/24(1)(2)	USD	4,520	4,621,700
Telefonica del Peru SAA, 7.375%, 4/10/27(1)	PEN	29,500	6,498,688
			$ 14,563,864
Russia — 0.5%
Hacienda Investments, Ltd. Via DME Airport DAC, 5.35%, 2/8/28(1)	USD	3,242	$ 356,620
Tinkoff Bank JSC Via TCS Finance, Ltd., 6.00% to 12/20/26(1)(4)(6)	USD	9,139	3,792,685
			$ 4,149,305
Saint Lucia — 1.4%
Digicel International Finance, Ltd./Digicel International Holdings, Ltd., 8.75%, 5/25/24(1)	USD	15,179	$ 12,987,836
			$ 12,987,836
Singapore — 0.3%
Indika Energy Capital IV Pte, Ltd., 8.25%, 10/22/25(1)	USD	3,216	$ 3,038,420
			$ 3,038,420
South Africa — 1.2%
HTA Group, Ltd., 7.00%, 12/18/25(1)	USD	8,463	$ 7,468,598
Petra Diamonds US Treasury PLC, 10.50% PIK, 3/8/26(1)(8)	USD	3,221	3,253,634
			$ 10,722,232
Turkey — 1.3%
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS, 9.50%, 7/10/36(1)	USD	8,603	$ 6,869,235

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Turkey (continued)
Ulker Biskuvi Sanayi AS, 6.95%, 10/30/25(1)	USD	6,725	$ 4,729,827
			$ 11,599,062
Ukraine — 0.1%
Kernel Holding S.A.:
6.50%, 10/17/24(1)	USD	1,799	$ 604,266
6.75%, 10/27/27(1)	USD	1,028	338,726
			$ 942,992
United Arab Emirates — 1.1%
Shelf Drilling Holdings, Ltd., 8.875%, 11/15/24(1)	USD	10,561	$ 10,417,054
			$ 10,417,054
Uzbekistan — 0.9%
Ipoteka-Bank ATIB:
5.50%, 11/19/25(1)	USD	576	$ 496,627
16.00%, 4/16/24(1)	UZS	77,890,000	6,597,517
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV (FMO), 15.00%, 12/8/22	UZS	10,000,000	896,934
			$ 7,991,078
Total Foreign Corporate Bonds (identified cost $292,514,721)			$217,257,273

Loan Participation Notes — 1.6%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 1.6%
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/23(1)(3)(9)	UZS	93,585,000	$ 8,379,992
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank "Asaka"), 18.70%, 7/26/23(1)(3)(9)	UZS	66,342,000	5,935,842
Total Loan Participation Notes (identified cost $15,976,701)			$ 14,315,834

Senior Floating-Rate Loans — 1.5%(10)
Borrower/Description	Principal Amount (000's omitted)	Value
Luxembourg — 0.2%
Zacapa LLC, Term Loan, 7.803%, (3 mo. USD SOFR + 4.25%), 3/22/29	$2,388	$ 2,287,704
		$ 2,287,704
Mexico — 1.3%
Petroleos Mexicanos, Term Loan, 6.35%, (1 mo. USD LIBOR + 3.00%), 6/28/24	$12,330	$ 11,898,450
		$ 11,898,450
Total Senior Floating-Rate Loans (identified cost $14,367,338)		$ 14,186,154

Sovereign Government Bonds — 46.2%
Security	Principal Amount (000's omitted)		Value
Albania — 0.1%
Albania Government International Bond:
3.50%, 10/9/25(1)	EUR	755	$ 677,887
3.50%, 6/16/27(1)	EUR	154	134,074
			$ 811,961
Argentina — 0.2%
Provincia de Cordoba, 6.875%, 12/10/25(1)	USD	2,914	$ 2,229,172
			$ 2,229,172
Barbados — 0.6%
Government of Barbados:
6.50%, 10/1/29(2)	USD	2,173	$ 1,961,261
6.50%, 10/1/29(1)	USD	3,973	3,585,911
			$ 5,547,172
Belarus — 0.0%(11)
Republic of Belarus, 5.875%, 2/24/26(1)	USD	818	$ 175,870
			$ 175,870
Benin — 1.5%
Benin Government International Bond:
4.875%, 1/19/32(1)	EUR	5,031	$ 3,421,452
4.95%, 1/22/35(1)	EUR	1,779	1,093,589

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Benin (continued)
Benin Government International Bond: (continued)
6.875%, 1/19/52(1)	EUR	14,912	$ 9,285,055
			$ 13,800,096
Bosnia and Herzegovina — 0.0%(11)
Republic of Srpska:
1.50%, 10/30/23	BAM	49	$ 24,155
1.50%, 6/9/25	BAM	29	14,120
1.50%, 9/25/26	BAM	168	84,232
			$ 122,507
China — 1.6%
China Government Bond, 3.53%, 10/18/51	CNY	100,440	$ 14,824,554
			$ 14,824,554
Colombia — 0.9%
Titulos De Tesoreria B:
5.75%, 11/3/27	COP	43,453,000	$ 6,387,605
7.00%, 6/30/32	COP	16,165,400	2,115,126
			$ 8,502,731
Costa Rica — 0.6%
Costa Rica Government Bond, 9.66%, 9/30/26(1)	CRC	3,282,500	$ 5,358,911
			$ 5,358,911
Dominican Republic — 4.7%
Dominican Republic:
8.00%, 1/15/27(1)	DOP	50,040	$ 784,966
8.00%, 2/12/27(1)	DOP	255,750	3,988,358
9.75%, 6/5/26(1)	DOP	19,650	338,416
12.00%, 8/8/25(2)	DOP	217,820	3,842,103
12.75%, 9/23/29(2)	DOP	494,600	9,334,006
13.00%, 6/10/34(1)	DOP	738,700	13,514,790
Dominican Republic Central Bank Notes:
8.00%, 3/12/27(1)	DOP	17,280	257,539
12.00%, 10/3/25(2)	DOP	634,070	11,163,213
			$ 43,223,391
Ecuador — 0.6%
Republic of Ecuador:
1.50%, 7/31/40(1)	USD	800	$ 228,173
1.50%, 7/31/40(1)	USD	182	51,975
1.50%, 7/31/40(1)	USD	1,640	467,780
1.50%, 7/31/40(1)	USD	2,265	645,796
Security	Principal Amount (000's omitted)		Value
Ecuador (continued)
Republic of Ecuador: (continued)
1.50%, 7/31/40(1)	USD	1,538	$ 438,674
1.50%, 7/31/40(1)	USD	410	116,945
1.50%, 7/31/40(1)	USD	3,451	984,157
1.50% to 7/31/23, 7/31/40(1)(12)	USD	4,336	1,447,974
5.50% to 7/31/23, 7/31/30(1)(12)	USD	1,730	927,206
			$ 5,308,680
Egypt — 1.7%
Arab Republic of Egypt:
7.50%, 2/16/61(1)	USD	20,721	$ 11,624,481
7.903%, 2/21/48(1)	USD	1,245	705,865
8.15%, 11/20/59(1)	USD	1,299	751,983
8.50%, 1/31/47(1)	USD	2,138	1,268,057
8.75%, 9/30/51(1)	USD	2,245	1,342,173
			$ 15,692,559
El Salvador — 1.1%
Republic of El Salvador:
7.125%, 1/20/50(1)	USD	2,641	$ 926,862
7.625%, 2/1/41(1)	USD	1,267	453,499
7.75%, 1/24/23(1)	USD	9,351	8,532,447
			$ 9,912,808
Ethiopia — 0.4%
Ethiopia Government International Bond, 6.625%, 12/11/24(1)	USD	6,562	$ 3,416,899
			$ 3,416,899
Gabon — 0.9%
Gabon Government International Bond, 6.625%, 2/6/31(1)	USD	11,070	$ 7,814,313
			$ 7,814,313
Honduras — 2.5%
Honduras Government International Bond:
5.625%, 6/24/30(1)	USD	14,414	$ 9,897,613
6.25%, 1/19/27(1)	USD	4,920	3,893,948
7.50%, 3/15/24(1)	USD	8,745	8,745,370
			$ 22,536,931
Indonesia — 0.2%
Indonesia Government Bond, 7.125%, 6/15/42	IDR	27,522,000	$ 1,680,690
			$ 1,680,690

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Iraq — 2.2%
Republic of Iraq:
5.80%, 1/15/28(1)	USD	19,527	$ 16,667,148
6.752%, 3/9/23(1)	USD	3,402	3,357,400
			$ 20,024,548
Ivory Coast — 0.1%
Ivory Coast Government International Bond:
5.25%, 3/22/30(1)	EUR	125	$ 94,836
6.625%, 3/22/48(1)	EUR	1,107	696,545
			$ 791,381
Jordan — 0.6%
Kingdom of Jordan:
5.85%, 7/7/30(1)	USD	594	$ 493,775
7.375%, 10/10/47(1)	USD	6,674	5,027,751
			$ 5,521,526
Lebanon — 0.5%
Lebanese Republic:
5.80%, 4/14/20(1)(7)	USD	825	$ 51,546
6.00%, 1/27/23(1)(7)	USD	3,686	231,260
6.10%, 10/4/22(1)(7)	USD	14,110	899,512
6.15%, 6/19/20(7)	USD	1,096	66,714
6.20%, 2/26/25(1)(7)	USD	1,090	68,588
6.25%, 5/27/22(7)	USD	1,850	117,937
6.25%, 11/4/24(1)(7)	USD	894	56,438
6.25%, 6/12/25(1)(7)	USD	143	9,056
6.375%, 3/9/20(7)	USD	16,140	999,712
6.40%, 5/26/23(7)	USD	880	55,801
6.65%, 4/22/24(1)(7)	USD	4,796	303,018
6.65%, 11/3/28(1)(7)	USD	8,115	512,462
6.75%, 11/29/27(1)(7)	USD	29	1,832
6.85%, 5/25/29(7)	USD	3,159	199,996
7.00%, 12/3/24(7)	USD	369	23,347
7.00%, 3/20/28(1)(7)	USD	1,874	116,799
7.05%, 11/2/35(1)(7)	USD	564	35,227
7.15%, 11/20/31(1)(7)	USD	226	13,996
8.20%, 5/17/33(7)	USD	77	4,798
8.25%, 4/12/21(1)(7)	USD	5,837	372,109
8.25%, 5/17/34(7)	USD	65	3,900
			$ 4,144,048
Security	Principal Amount (000's omitted)		Value
Macedonia — 1.0%
North Macedonia Government International Bond:
1.625%, 3/10/28(1)	EUR	9,943	$ 7,430,154
3.675%, 6/3/26(1)	EUR	1,992	1,752,580
			$ 9,182,734
Mozambique — 0.6%
Mozambique Government International Bond, 5.00% to 9/15/23, 9/15/31(1)(12)	USD	8,162	$ 5,584,277
			$ 5,584,277
Oman — 0.1%
Oman Government International Bond, 6.75%, 1/17/48(1)	USD	532	$ 448,503
			$ 448,503
Pakistan — 0.5%
Islamic Republic of Pakistan:
6.00%, 4/8/26(1)	USD	2,928	$ 973,560
8.875%, 4/8/51(1)	USD	8,020	2,519,283
Third Pakistan International Sukuk Co., Ltd. (The), 5.625%, 12/5/22(1)	USD	1,564	1,427,869
			$ 4,920,712
Peru — 3.1%
Peru Government Bond:
5.35%, 8/12/40	PEN	35,400	$ 6,301,949
6.15%, 8/12/32	PEN	20,857	4,465,414
6.95%, 8/12/31	PEN	74,723	17,261,421
			$ 28,028,784
Romania — 2.5%
Romania Government International Bond:
4.625%, 4/3/49(1)	EUR	11,866	$ 7,697,814
5.00%, 9/27/26(1)	EUR	8,147	7,820,569
6.625%, 9/27/29(1)	EUR	7,975	7,563,928
			$ 23,082,311
Serbia — 3.5%
Republic of Serbia:
1.00%, 9/23/28(1)	EUR	7,644	$ 5,333,252
1.50%, 6/26/29(1)	EUR	13,117	9,128,636
1.65%, 3/3/33(1)	EUR	300	175,566
2.05%, 9/23/36(1)	EUR	109	59,822
3.125%, 5/15/27(1)	EUR	739	624,391

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Serbia (continued)
Serbia Treasury Bond, 4.50%, 8/20/32	RSD	2,643,130	$ 17,144,526
			$ 32,466,193
Seychelles — 0.0%(11)
Republic of Seychelles, 8.00%, 1/1/26(1)	USD	124	$ 121,889
			$ 121,889
Sri Lanka — 1.2%
Sri Lanka Government International Bond:
5.75%, 4/18/23(1)(7)	USD	6,000	$ 1,408,081
6.20%, 5/11/27(1)(7)	USD	4,692	1,080,742
6.35%, 6/28/24(1)(7)	USD	2,111	495,875
6.75%, 4/18/28(1)(7)	USD	8,551	1,948,043
6.825%, 7/18/26(1)(7)	USD	11,354	2,697,243
6.85%, 3/14/24(1)(7)	USD	4,889	1,151,446
6.85%, 11/3/25(1)(7)	USD	2,917	704,275
7.55%, 3/28/30(1)(7)	USD	4,668	1,077,700
7.85%, 3/14/29(1)(7)	USD	2,400	555,171
			$ 11,118,576
Suriname — 3.9%
Republic of Suriname:
9.25%, 10/26/26(1)(7)	USD	42,747	$ 34,325,841
12.875%, 12/30/23(1)(7)	USD	1,575	1,275,750
			$ 35,601,591
Thailand — 0.7%
Thailand Government Bond, 2.00%, 6/17/42	THB	332,820	$ 6,450,698
			$ 6,450,698
Ukraine — 3.0%
Ukraine Government Bond:
9.79%, 5/26/27(3)	UAH	763,973	$ 6,841,549
9.99%, 5/22/24(3)	UAH	477,785	5,586,044
10.00%, 8/23/23(3)	UAH	16,171	168,951
10.95%, 11/1/23(3)	UAH	6,400	66,866
11.67%, 11/22/23(3)	UAH	31,998	334,307
12.52%, 5/13/26(3)	UAH	128,057	1,178,634
15.84%, 2/26/25(3)	UAH	961,674	10,765,008
15.97%, 4/19/23(3)	UAH	1,510	15,776
Ukraine Government International Bond, 0.00%, GDP-Linked, 8/1/41(1)(13)(14)	USD	10,032	2,551,619
			$ 27,508,754
Security	Principal Amount (000's omitted)		Value
Uruguay — 2.7%
Uruguay Government Bond:
3.70%, 6/26/37(15)	UYU	189,334	$ 4,598,600
3.875%, 7/2/40(15)	UYU	720,432	17,886,213
Uruguay Monetary Regulation Bill, 0.00%, 7/3/24	UYU	120,445	2,467,331
			$ 24,952,144
Uzbekistan — 0.4%
National Bank of Uzbekistan, 4.85%, 10/21/25(1)	USD	319	$ 280,321
Republic of Uzbekistan:
14.00%, 7/19/24(1)	UZS	11,540,000	1,010,347
14.50%, 11/25/23(1)	UZS	22,100,000	1,988,464
			$ 3,279,132
Zambia — 2.0%
Zambia Government Bond:
11.00%, 1/25/26	ZMW	89,335	$ 3,675,051
11.00%, 12/27/26	ZMW	82,140	3,053,036
12.00%, 3/22/28	ZMW	25,725	877,228
12.00%, 5/31/28	ZMW	11,640	390,655
12.00%, 11/1/28	ZMW	23,400	765,020
12.00%, 2/21/29	ZMW	54,570	1,741,733
13.00%, 12/27/31	ZMW	80,675	2,444,082
14.00%, 12/5/31	ZMW	5,300	170,794
Zambia Government International Bond:
5.375%, 9/20/22(1)(7)	USD	6,810	2,339,848
8.50%, 4/14/24(1)(7)	USD	5,743	2,326,087
8.97%, 7/30/27(1)(7)	USD	1,873	754,193
			$ 18,537,727
Total Sovereign Government Bonds (identified cost $581,727,533)			$422,724,773

Sovereign Loans — 4.3%
Borrower/Description	Principal Amount (000's omitted)		Value
Ivory Coast — 0.1%
Republic of Ivory Coast, Term Loan, 5.75%, (6 mo. EURIBOR + 5.75%), 1/6/28(16)	EUR	1,050	$ 1,040,700
			$ 1,040,700

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)		Value
Kenya — 0.2%
Government of Kenya, Term Loan, 9.312%, (6 mo. USD LIBOR + 6.45%), 6/29/25(16)	USD	1,695	$ 1,693,402
			$ 1,693,402
Macedonia — 0.0%(11)
Republic of Macedonia, Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), 12/16/22(16)(17)	EUR	100	$ 98,974
			$ 98,974
Nigeria — 0.6%
Bank of Industry Limited, Term Loan, 9.27%, (3 mo. USD LIBOR + 6.00%), 12/14/23(16)(17)	USD	5,550	$ 5,490,227
			$ 5,490,227
Tanzania — 3.4%
Government of the United Republic of Tanzania:
Term Loan, 7.226%, (6 mo. USD LIBOR + 5.20%), 5/23/23(16)	USD	400	$ 402,121
Term Loan, 8.232%, (6 mo. USD LIBOR + 6.30%), 4/28/31(16)	USD	31,265	30,954,007
			$ 31,356,128
Total Sovereign Loans (identified cost $40,244,704)			$ 39,679,431

Miscellaneous — 0.0%
Security	Shares	Value
Alpha Holding S.A., Escrow Certificates(3)	11,670,000	$ 0
Alpha Holding S.A., Escrow Certificates(3)	18,638,000	0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 17.0%
Affiliated Fund — 13.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 2.88%(18)	124,500,038	$124,500,038
Total Affiliated Fund (identified cost $124,500,038)		$124,500,038

Sovereign Government Securities — 1.8%
Security	Principal Amount (000's omitted)		Value
Uganda — 1.6%
Uganda Treasury Bill:
0.00%, 3/30/23	UGX	28,588,800	$ 7,176,645
0.00%, 4/13/23	UGX	13,495,000	3,368,466
0.00%, 4/27/23	UGX	2,773,000	688,170
0.00%, 5/25/23	UGX	13,292,400	3,262,012
			$ 14,495,293
Ukraine — 0.2%
Ukraine Treasury Bill, 0.00%, 3/1/23(3)	UAH	76,706	$ 1,809,969
			$ 1,809,969
Total Sovereign Government Securities (identified cost $17,937,087)			$ 16,305,262

U.S. Treasury Obligations — 1.6%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bill:
0.00%, 11/1/22(19)	$5,000	$ 5,000,000
0.00%, 11/8/22(19)	4,378	4,375,732
0.00%, 11/15/22	215	214,750
0.00%, 12/6/22(19)	5,000	4,982,919
Total U.S. Treasury Obligations (identified cost $14,573,530)		$ 14,573,401
Total Short-Term Investments (identified cost $157,010,655)		$155,378,701

Total Investments — 95.8% (identified cost $1,112,458,219)	$876,952,599
Other Assets, Less Liabilities — 4.2%	$ 38,465,245
Net Assets — 100.0%	$915,417,844

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At October 31, 2022, the aggregate value of these securities is $461,902,925 or 50.5% of the Fund's net assets.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2022, the aggregate value of these securities is $52,037,755 or 5.7% of the Fund's net assets.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(4)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(5)	Variable rate security whose coupon rate is linked to the issuer’s mining activitiy revenue. The coupon rate shown represents the rate in effect at October 31, 2022.
(6)	Security converts to variable rate after the indicated fixed-rate coupon period.
(7)	Issuer is in default with respect to interest and/or principal payments.
(8)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(9)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(10)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(11)	Amount is less than 0.05%.
(12)	Step coupon security. Interest rate represents the rate in effect at October 31, 2022.
(13)	Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.
(14)	Non-income producing security.
(15)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(16)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2022.
(17)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.
(18)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of October 31, 2022.
(19)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
BRL	41,489,000	USD	7,732,695	11/3/22	$ 299,248
BRL	14,725,000	USD	2,685,182	11/3/22	165,462

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
BRL	8,344,000	USD	1,530,055	11/3/22	$ 85,278
BRL	1,963,000	USD	359,274	11/3/22	20,748
BRL	400,000	USD	77,905	11/3/22	(468)
BRL	1,970,000	USD	386,392	11/3/22	(5,016)
BRL	6,409,000	USD	1,246,572	11/3/22	(5,840)
USD	14,396,439	BRL	75,300,000	11/3/22	(181,046)
BRL	10,525,545	USD	1,950,981	11/4/22	86,182
BRL	1,624,312	USD	300,351	11/4/22	14,026
USD	2,336,511	BRL	12,149,857	11/4/22	(15,030)
BRL	12,149,857	USD	2,322,087	12/2/22	15,491
BRL	1,740,000	USD	338,035	12/2/22	(3,267)
USD	7,684,002	BRL	41,489,000	12/2/22	(298,296)
CLP	2,558,969,000	USD	2,725,990	12/21/22	(35,940)
COP	5,549,990,000	USD	1,108,911	12/21/22	5,303
COP	455,249,129	USD	101,891	12/21/22	(10,495)
COP	26,656,100,000	USD	5,406,917	12/21/22	(55,448)
COP	5,859,140,000	USD	1,274,103	12/21/22	(97,824)
COP	60,108,000,000	USD	13,409,780	12/21/22	(1,342,519)
EUR	492,222	USD	485,357	12/21/22	3,069
EUR	35,807	USD	35,308	12/21/22	223
EUR	928,194	USD	922,716	12/21/22	(1,680)
EUR	8,024,472	USD	7,977,119	12/21/22	(14,523)
IDR	62,434,386,300	USD	4,192,625	12/21/22	(203,422)
KRW	1,425,100,000	USD	994,640	12/21/22	4,719
KRW	430,100,000	USD	308,982	12/21/22	(7,372)
KRW	6,975,700,000	USD	5,011,315	12/21/22	(119,567)
KRW	8,522,000,000	USD	6,122,261	12/21/22	(146,161)
KRW	8,862,900,000	USD	6,369,680	12/21/22	(154,522)
KRW	8,522,000,000	USD	6,138,137	12/21/22	(162,037)
PEN	13,189,601	USD	3,285,081	12/21/22	7,226
PEN	12,212,467	USD	3,115,107	12/21/22	(66,706)
PEN	85,000,000	USD	21,735,239	12/21/22	(518,062)
USD	9,916,636	COP	44,450,331,000	12/21/22	992,803
USD	4,154,468	COP	18,669,017,000	12/21/22	406,483
USD	5,929,181	COP	27,796,000,000	12/21/22	348,866
USD	5,082,445	COP	23,653,700,000	12/21/22	333,737
USD	3,060,841	COP	13,719,913,000	12/21/22	306,436
USD	2,364,675	COP	10,625,904,347	12/21/22	231,422
USD	2,487,384	COP	11,434,256,217	12/21/22	191,847
USD	1,282,306	COP	5,762,325,000	12/21/22	125,464
USD	1,257,478	COP	5,892,000,000	12/21/22	74,602
USD	729,874	COP	3,279,762,000	12/21/22	71,430
USD	132,471	COP	617,000,000	12/21/22	8,602
USD	22,452,757	EUR	22,313,980	12/21/22	310,837

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	14,707,643	EUR	14,616,738	12/21/22	$ 203,613
USD	13,378,418	EUR	13,295,728	12/21/22	185,211
USD	11,775,805	EUR	11,703,021	12/21/22	163,025
USD	7,912,183	EUR	7,863,279	12/21/22	109,537
USD	4,563,277	EUR	4,535,072	12/21/22	63,174
USD	16,667,355	EUR	16,766,293	12/21/22	30,345
USD	1,014,334	EUR	1,008,064	12/21/22	14,042
USD	933,967	EUR	928,194	12/21/22	12,930
USD	5,873,584	EUR	5,908,450	12/21/22	10,694
USD	495,312	EUR	492,251	12/21/22	6,857
USD	366,666	EUR	364,400	12/21/22	5,076
USD	1,440,173	EUR	1,448,722	12/21/22	2,622
USD	525,067	EUR	528,029	12/21/22	1,109
USD	1,323,214	IDR	19,715,100,000	12/21/22	63,531
USD	1,277,521	IDR	19,027,400,000	12/21/22	61,778
USD	1,285,230	IDR	19,256,600,000	12/21/22	54,843
USD	856,423	IDR	12,762,100,000	12/21/22	40,997
USD	689,289	IDR	10,304,600,000	12/21/22	30,884
USD	636,052	IDR	9,522,456,118	12/21/22	27,621
USD	78,322	IDR	1,172,572,748	12/21/22	3,401
USD	12,905	IDR	192,300,000	12/21/22	618
USD	13,047,792	PEN	51,026,000	12/21/22	310,996
USD	5,695,135	PEN	22,377,894	12/21/22	109,303
USD	5,182,978	PEN	20,352,000	12/21/22	102,837
USD	4,004,398	PEN	15,660,000	12/21/22	95,445
USD	3,780,653	PEN	14,785,000	12/21/22	90,112
USD	1,747,827	PEN	6,867,735	12/21/22	33,545
USD	1,650,402	PEN	6,484,924	12/21/22	31,675
USD	1,590,649	PEN	6,246,000	12/21/22	31,560
USD	1,501,770	PEN	5,897,000	12/21/22	29,797
USD	9,705,427	PEN	38,861,500	12/21/22	5,058
USD	3,026,588	PEN	12,109,379	12/21/22	3,919
USD	6,455,124	PEN	25,856,000	12/21/22	1,108
USD	25,712	PEN	103,088	12/21/22	(20)
USD	5,904,388	PEN	23,682,500	12/21/22	(7,092)
BRL	17,867,000	USD	3,267,838	1/4/23	145,662
BRL	11,372,143	USD	2,081,514	1/4/23	91,140
IDR	48,112,000,000	USD	3,154,596	1/11/23	(84,100)
IDR	51,263,000,000	USD	3,359,305	1/11/23	(87,714)
IDR	57,670,000,000	USD	3,783,128	1/11/23	(102,643)
USD	5,040,669	IDR	76,845,000,000	7/11/23	182,179
USD	2,893,598	IDR	44,110,000,000	7/11/23	104,763

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	2,368,996	IDR	36,090,000,000	7/11/23	$ 87,222
					$2,930,923
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
KZT	219,614,456	USD	455,160	Citibank, N.A.	11/1/22	$ 14,956	$ —
KZT	219,614,455	USD	455,160	Citibank, N.A.	11/1/22	14,956	—
KZT	47,965,944	USD	99,411	Citibank, N.A.	11/1/22	3,267	—
KZT	47,965,943	USD	99,411	Citibank, N.A.	11/1/22	3,267	—
USD	102,441	KZT	47,965,943	Citibank, N.A.	11/1/22	—	(237)
USD	102,441	KZT	47,965,944	Citibank, N.A.	11/1/22	—	(237)
USD	469,031	KZT	219,614,455	Citibank, N.A.	11/1/22	—	(1,084)
USD	469,031	KZT	219,614,456	Citibank, N.A.	11/1/22	—	(1,084)
EUR	110,333	USD	110,566	HSBC Bank USA, N.A.	11/4/22	—	(1,514)
EUR	4,600,000	USD	4,484,043	Standard Chartered Bank	11/4/22	62,526	—
EUR	3,100,000	USD	3,021,855	Standard Chartered Bank	11/4/22	42,137	—
EUR	104,650	USD	101,816	UBS AG	11/4/22	1,618	—
EUR	162,348	USD	159,458	UBS AG	11/4/22	1,004	—
EUR	396,784	USD	398,802	UBS AG	11/4/22	—	(6,627)
USD	291,553	EUR	295,113	Bank of America, N.A.	11/4/22	—	(132)
USD	385,822	EUR	397,020	Citibank, N.A.	11/4/22	—	(6,586)
USD	5,835,883	EUR	5,967,777	Goldman Sachs International	11/4/22	—	(62,575)
USD	1,131,084	EUR	1,162,525	Standard Chartered Bank	11/4/22	—	(17,937)
USD	3,324,329	EUR	3,400,126	Standard Chartered Bank	11/4/22	—	(36,304)
USD	117,722	EUR	121,259	UBS AG	11/4/22	—	(2,129)
USD	1,378,143	EUR	1,400,099	UBS AG	11/4/22	—	(5,694)
USD	901,694	EUR	918,708	UBS AG	11/4/22	—	(6,343)
USD	881,052	EUR	900,509	UBS AG	11/4/22	—	(8,997)
USD	944,028	EUR	973,088	UBS AG	11/4/22	—	(17,756)
KZT	515,431,740	USD	1,060,014	JPMorgan Chase Bank, N.A.	11/7/22	41,369	—
KZT	513,310,639	USD	1,063,856	JPMorgan Chase Bank, N.A.	11/7/22	32,995	—
USD	773,164	ZMW	14,187,551	Standard Chartered Bank	11/16/22	—	(101,515)
EUR	2,697,550	USD	2,652,746	UBS AG	11/18/22	16,101	—
KZT	332,473,021	USD	674,387	Citibank, N.A.	11/18/22	33,266	—
KZT	332,270,705	USD	674,387	Citibank, N.A.	11/18/22	32,835	—
KZT	332,135,827	USD	674,387	Citibank, N.A.	11/18/22	32,548	—
KZT	331,967,230	USD	674,387	Citibank, N.A.	11/18/22	32,189	—
USD	1,380,373	EUR	1,348,775	Standard Chartered Bank	11/18/22	45,950	—
USD	1,369,000	EUR	1,348,775	Standard Chartered Bank	11/18/22	34,577	—
EUR	1,076,506	USD	1,059,346	Citibank, N.A.	11/22/22	6,011	—
KZT	265,143,317	USD	538,253	Citibank, N.A.	11/22/22	25,290	—

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
KZT	264,820,366	USD	538,253	Citibank, N.A.	11/22/22	$ 24,604	$ —
USD	1,087,991	EUR	1,076,506	UBS AG	11/22/22	22,634	—
EUR	449,325	USD	442,313	UBS AG	11/25/22	2,454	—
KZT	217,473,495	USD	449,325	JPMorgan Chase Bank, N.A.	11/25/22	12,407	—
USD	451,256	EUR	449,325	Standard Chartered Bank	11/25/22	6,488	—
EUR	2,691,264	USD	2,649,706	Citibank, N.A.	11/28/22	14,832	—
KZT	1,324,774,645	USD	2,691,264	Citibank, N.A.	11/28/22	118,460	—
KZT	528,295,100	USD	1,076,506	Citibank, N.A.	11/28/22	43,959	—
KZT	527,218,594	USD	1,076,506	Citibank, N.A.	11/28/22	41,676	—
USD	2,709,828	EUR	2,691,264	UBS AG	11/28/22	45,290	—
KZT	350,888,056	USD	720,879	JPMorgan Chase Bank, N.A.	12/2/22	22,268	—
KZT	79,852,022	USD	164,051	JPMorgan Chase Bank, N.A.	12/2/22	5,067	—
KZT	1,171,212,130	USD	2,397,568	JPMorgan Chase Bank, N.A.	12/6/22	79,008	—
KZT	422,405,789	USD	868,701	JPMorgan Chase Bank, N.A.	12/6/22	24,493	—
KZT	673,364,797	USD	1,376,321	Citibank, N.A.	12/7/22	46,972	—
SGD	21,567,950	USD	15,424,662	Bank of America, N.A.	12/12/22	—	(185,079)
SGD	1,400,000	USD	987,090	Goldman Sachs International	12/12/22	2,128	—
SGD	740,000	USD	521,215	Standard Chartered Bank	12/12/22	1,658	—
SGD	660,000	USD	464,925	Standard Chartered Bank	12/12/22	1,421	—
SGD	5,800,000	USD	4,129,510	Standard Chartered Bank	12/12/22	—	(31,319)
SGD	6,700,000	USD	4,771,859	Standard Chartered Bank	12/12/22	—	(37,742)
SGD	1,300,000	USD	915,979	UBS AG	12/12/22	2,581	—
SGD	1,200,000	USD	845,581	UBS AG	12/12/22	2,321	—
KZT	518,878,557	USD	1,060,559	JPMorgan Chase Bank, N.A.	12/13/22	33,590	—
KZT	518,083,138	USD	1,060,559	JPMorgan Chase Bank, N.A.	12/13/22	31,913	—
USD	1,288,606	ZMW	23,504,171	ICBC Standard Bank plc	12/13/22	—	(151,404)
USD	1,030,885	ZMW	19,122,909	Standard Chartered Bank	12/13/22	—	(140,702)
ZMW	17,696,328	USD	973,663	Standard Chartered Bank	12/13/22	110,522	—
USD	2,248,859	ZAR	39,500,000	Standard Chartered Bank	12/14/22	105,470	—
KZT	780,306,384	USD	1,590,839	JPMorgan Chase Bank, N.A.	12/15/22	53,277	—
USD	4,329,368	ZAR	77,101,715	State Street Bank and Trust Company	12/15/22	145,909	—
USD	2,902,092	ZAR	51,243,682	State Street Bank and Trust Company	12/15/22	121,662	—
USD	2,187,035	ZAR	38,432,762	State Street Bank and Trust Company	12/15/22	101,713	—
USD	1,458,023	ZAR	25,621,841	State Street Bank and Trust Company	12/15/22	67,809	—
ZAR	28,082,439	USD	1,590,397	State Street Bank and Trust Company	12/15/22	—	(66,673)
ZAR	29,048,937	USD	1,645,133	State Street Bank and Trust Company	12/15/22	—	(68,968)
ZAR	28,082,439	USD	1,598,045	State Street Bank and Trust Company	12/15/22	—	(74,321)
ZAR	28,082,439	USD	1,598,045	State Street Bank and Trust Company	12/15/22	—	(74,321)
ZAR	29,048,937	USD	1,653,044	State Street Bank and Trust Company	12/15/22	—	(76,879)
ZAR	29,048,937	USD	1,653,044	State Street Bank and Trust Company	12/15/22	—	(76,879)
ZAR	85,322,683	USD	4,790,987	State Street Bank and Trust Company	12/15/22	—	(161,466)
ZAR	88,259,189	USD	4,955,876	State Street Bank and Trust Company	12/15/22	—	(167,024)
MXN	25,631,988	USD	1,263,196	Goldman Sachs International	12/21/22	19,455	—
MXN	164,685,377	USD	8,062,739	Standard Chartered Bank	12/21/22	178,282	—
MXN	226,627,620	USD	11,142,847	UBS AG	12/21/22	197,827	—

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
MXN	217,115,135	USD	10,697,200	UBS AG	12/21/22	$ 167,460	$ —
USD	3,123,832	MXN	63,110,000	Goldman Sachs International	12/21/22	—	(34,255)
USD	3,137,366	MXN	63,390,000	Goldman Sachs International	12/21/22	—	(34,734)
USD	2,416,225	MXN	49,353,368	Standard Chartered Bank	12/21/22	—	(53,467)
USD	22,979,488	MXN	469,374,743	Standard Chartered Bank	12/21/22	—	(508,495)
USD	3,993,317	THB	147,000,000	Standard Chartered Bank	12/21/22	114,006	—
USD	2,853,945	THB	105,068,000	Standard Chartered Bank	12/21/22	81,214	—
CNH	196,185	USD	29,311	BNP Paribas	12/22/22	—	(2,490)
CNH	15,449,490	USD	2,292,920	Standard Chartered Bank	12/22/22	—	(180,837)
USD	8,979,088	CNH	60,100,000	BNP Paribas	12/22/22	762,883	—
USD	2,630,525	CNH	17,600,000	BNP Paribas	12/22/22	224,448	—
USD	2,061,795	CNH	13,800,000	JPMorgan Chase Bank, N.A.	12/22/22	175,212	—
USD	2,449,937	CNH	16,400,000	Standard Chartered Bank	12/22/22	207,911	—
USD	2,152,408	CNH	14,402,690	Standard Chartered Bank	12/22/22	183,432	—
USD	510,724	ZMW	8,515,107	Standard Chartered Bank	1/19/23	—	(6,216)
USD	1,877,047	ZMW	32,472,912	Goldman Sachs International	1/26/23	—	(90,615)
USD	563,110	ZMW	9,708,087	Standard Chartered Bank	1/26/23	—	(25,142)
USD	528,186	ZMW	9,071,670	Standard Chartered Bank	1/30/23	—	(20,910)
USD	784,715	ZMW	14,960,714	Standard Chartered Bank	2/17/23	—	(116,125)
USD	515,442	ZMW	10,128,442	Standard Chartered Bank	5/17/23	—	(78,304)
UZS	44,136,000,000	USD	3,600,000	ICBC Standard Bank plc	8/1/23	—	(42,433)
UZS	20,939,712,575	USD	1,668,503	JPMorgan Chase Bank, N.A.	10/24/23	—	(21,564)
						$4,081,578	$(2,805,115)
Non-Deliverable Bond Forward Contracts*
Settlement Date	Notional Amount (000's omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
11/21/22	COP	14,933,400	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	$ 3,023,721	$ (51,687)
11/22/22	COP	10,252,850	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	2,076,001	(84,950)
11/22/22	COP	5,000,000	Republic of Colombia, 6.00%, 4/28/28	Bank of America, N.A.	1,012,402	(44,808)
11/23/22	COP	15,290,600	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	3,096,047	43,121
12/1/22	COP	45,000,000	Republic of Colombia, 7.00%, 3/26/31	JPMorgan Chase Bank, N.A.	9,111,617	(469,841)
12/8/22	COP	31,658,050	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	6,410,134	293,456
12/8/22	COP	37,825,000	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	7,658,820	243,658
12/8/22	COP	6,170,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	1,249,304	(28,829)
12/8/22	COP	53,516,200	Republic of Colombia, 7.00%, 3/26/31	Goldman Sachs International	10,835,981	(474,052)

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Non-Deliverable Bond Forward Contracts* (continued)
Settlement Date	Notional Amount (000's omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
12/14/22	COP	23,479,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	$ 4,754,037	$ (16,306)
12/16/22	COP	11,611,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	2,351,000	37,315
12/19/22	COP	9,255,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	1,873,956	(13,674)
12/20/22	COP	13,830,700	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	2,800,445	(720)
12/21/22	COP	8,227,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	1,665,806	55,390
12/22/22	COP	23,377,700	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	4,733,526	114,163
						$(397,764)
*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
Euro-Bobl	(234)	Short	12/8/22	$ (27,673,739)	$ 290,103
Euro-Bund	(117)	Short	12/8/22	(16,007,155)	97,318
Euro-Buxl	(62)	Short	12/8/22	(8,836,573)	842,299
U.S. 2-Year Treasury Note	(20)	Short	12/30/22	(4,087,656)	86,573
U.S. 5-Year Treasury Note	(1,535)	Short	12/30/22	(163,621,406)	6,854,722
U.S. 10-Year Treasury Note	(723)	Short	12/20/22	(79,959,281)	4,757,645
U.S. Ultra-Long Treasury Bond	(95)	Short	12/20/22	(12,127,344)	2,098,008
					$15,026,668
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	10,400	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	4.07% (pays upon termination)	1/2/23	$ (160,620)	$ —	$ (160,620)
BRL	28,677	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	4.70% (pays upon termination)	1/2/23	(322,442)	—	(322,442)
BRL	39,152	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	5.15% (pays upon termination)	1/2/23	481,628	—	481,628

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	122,312	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.91% (pays upon termination)	1/2/23	$ (717,105)	$ —	$ (717,105)
BRL	263,132	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.48% (pays upon termination)	1/2/25	(212,268)	—	(212,268)
BRL	262,850	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.49% (pays upon termination)	1/2/25	(201,640)	—	(201,640)
BRL	173,218	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.51% (pays upon termination)	1/2/25	(119,172)	—	(119,172)
BRL	10,000	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.53% (pays upon termination)	1/4/27	12,949	—	12,949
CLP	2,137,100	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.61% (pays semi-annually)	12/21/27	2,246	—	2,246
CLP	2,377,400	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.20% (pays semi-annually)	4/8/32	(34,773)	—	(34,773)
CLP	7,301,860	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.35% (pays semi-annually)	4/11/32	(28,546)	—	(28,546)
CLP	1,400,390	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.40% (pays semi-annually)	4/20/32	1,142	—	1,142
CLP	7,129,280	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.38% (pays semi-annually)	4/22/32	(600)	—	(600)
CNY	31,074	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.37% (pays quarterly)	6/15/27	6,355	—	6,355
CNY	121,800	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.39% (pays quarterly)	6/15/27	46,532	—	46,532
CNY	51,900	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.47% (pays quarterly)	9/21/27	37,949	—	37,949
CNY	88,500	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.47% (pays quarterly)	9/21/27	64,711	—	64,711
CNY	38,400	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.50% (pays quarterly)	9/21/27	35,246	—	35,246
CNY	44,300	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.50% (pays quarterly)	9/21/27	42,040	—	42,040
CNY	29,500	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.51% (pays quarterly)	9/21/27	30,197	—	30,197
CNY	44,300	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.52% (pays quarterly)	9/21/27	48,931	—	48,931

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CNY	44,300	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.52% (pays quarterly)	9/21/27	$ 47,552	$ —	$ 47,552
CNY	14,800	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.52% (pays quarterly)	9/21/27	16,255	—	16,255
CNY	44,300	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.52% (pays quarterly)	9/21/27	48,655	—	48,655
CNY	305,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.54% (pays quarterly)	12/21/27	265,418	—	265,418
CNY	155,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.56% (pays quarterly)	12/21/27	153,930	—	153,930
COP	3,266,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.76% (pays quarterly)	11/26/25	134,216	—	134,216
COP	3,266,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.89% (pays quarterly)	11/26/25	131,863	—	131,863
COP	6,533,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.00% (pays quarterly)	11/26/25	259,740	—	259,740
COP	2,616,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.02% (pays quarterly)	11/26/25	103,816	—	103,816
COP	8,375,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.11% (pays quarterly)	11/26/25	328,101	—	328,101
COP	3,964,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.20% (pays quarterly)	11/26/25	153,233	—	153,233
COP	6,533,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.20% (pays quarterly)	11/26/25	252,500	—	252,500
COP	2,551,300	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.21% (pays quarterly)	11/26/25	98,535	—	98,535
COP	6,533,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.28% (pays quarterly)	11/26/25	249,604	—	249,604
COP	3,514,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.34% (pays quarterly)	11/26/25	133,018	—	133,018
COP	11,139,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.53% (pays quarterly)	11/26/25	410,217	—	410,217
COP	13,613,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.78% (pays quarterly)	11/26/25	482,412	—	482,412
COP	11,139,200	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.68% (pays quarterly)	11/26/25	(339,179)	—	(339,179)

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	8,124,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.60% (pays quarterly)	11/26/25	$ 116,067	$ —	$ 116,067
COP	15,425,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.75% (pays quarterly)	11/26/25	207,300	—	207,300
COP	8,124,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.85% (pays quarterly)	11/26/25	104,679	—	104,679
COP	8,227,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	9.23% (pays quarterly)	11/26/25	88,548	—	88,548
COP	5,667,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	9.42% (pays quarterly)	11/26/25	55,280	—	55,280
COP	13,570,816	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.00% (pays quarterly)	11/26/25	88,241	—	88,241
COP	5,064,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.17% (pays quarterly)	11/26/25	28,118	(88)	28,030
COP	9,722,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.28% (pays quarterly)	11/26/25	48,240	—	48,240
COP	32,427,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.38% (pays quarterly)	3/30/26	1,292,708	—	1,292,708
COP	9,785,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.15% (pays quarterly)	4/19/26	402,096	—	402,096
COP	89,521,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	11.93% (pays quarterly)	12/21/27	(581,965)	—	(581,965)
COP	11,117,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	12.10% (pays quarterly)	12/21/27	(86,114)	—	(86,114)
COP	5,780,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.82% (pays quarterly)	3/26/28	293,839	—	293,839
COP	4,129,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.83% (pays quarterly)	3/26/28	209,544	—	209,544
COP	15,781,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	11.93% (pays quarterly)	12/21/32	(183,399)	—	(183,399)
CZK	401,400	Pays	6-month CZK PRIBOR (pays semi-annually)	5.22% (pays annually)	6/15/27	(623,947)	—	(623,947)
ILS	13,000	Pays	3-month ILS TELBOR (pays quarterly)	3.64% (pays annually)	12/21/27	540	—	540
INR	278,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.87% (pays semi-annually)	12/21/27	(11,433)	—	(11,433)
KRW	192,866,600	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	1.91% (pays quarterly)	10/11/23	(3,031,279)	—	(3,031,279)

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
KRW	205,392,400	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	1.91% (pays quarterly)	10/11/23	$(3,225,833)	$ —	$(3,225,833)
KRW	32,624,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	4.09% (pays quarterly)	9/30/27	14,174	—	14,174
KRW	32,295,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	4.10% (pays quarterly)	9/30/27	18,383	—	18,383
KRW	25,989,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	4.10% (pays quarterly)	9/30/27	19,724	—	19,724
MXN	306,500	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.77% (pays monthly)	6/15/27	(337,294)	—	(337,294)
MXN	569,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.10% (pays monthly)	6/15/27	(258,998)	—	(258,998)
THB	208,900	Pays	Thai Overnight Repurchase Rate (pays quarterly)	2.10% (pays quarterly)	6/15/27	(189,459)	—	(189,459)
THB	78,793	Pays	Thai Overnight Repurchase Rate (pays quarterly)	2.87% (pays quarterly)	12/21/27	1,449	—	1,449
THB	82,207	Pays	Thai Overnight Repurchase Rate (pays quarterly)	2.87% (pays quarterly)	12/21/27	1,924	—	1,924
ZAR	51,710	Pays	3-month ZAR JIBAR (pays quarterly)	5.41% (pays quarterly)	2/24/26	(219,854)	118	(219,736)
ZAR	51,900	Pays	3-month ZAR JIBAR (pays quarterly)	5.41% (pays quarterly)	2/24/26	(220,662)	118	(220,544)
ZAR	51,870	Pays	3-month ZAR JIBAR (pays quarterly)	5.45% (pays quarterly)	2/24/26	(217,042)	121	(216,921)
ZAR	36,590	Pays	3-month ZAR JIBAR (pays quarterly)	5.47% (pays quarterly)	2/24/26	(151,874)	86	(151,788)
ZAR	51,900	Pays	3-month ZAR JIBAR (pays quarterly)	5.51% (pays quarterly)	2/24/26	(211,927)	125	(211,802)
ZAR	68,900	Pays	3-month ZAR JIBAR (pays quarterly)	5.52% (pays quarterly)	2/24/26	(280,184)	167	(280,017)
ZAR	103,650	Pays	3-month ZAR JIBAR (pays quarterly)	5.82% (pays quarterly)	3/11/26	(372,761)	285	(372,476)
ZAR	103,650	Pays	3-month ZAR JIBAR (pays quarterly)	5.88% (pays quarterly)	3/11/26	(362,380)	292	(362,088)
ZAR	41,843	Pays	3-month ZAR JIBAR (pays quarterly)	5.85% (pays quarterly)	5/28/26	(160,522)	135	(160,387)
ZAR	79,900	Pays	3-month ZAR JIBAR (pays quarterly)	6.02% (pays quarterly)	7/15/26	(300,354)	265	(300,089)
ZAR	223,320	Pays	3-month ZAR JIBAR (pays quarterly)	5.86% (pays quarterly)	9/15/26	(942,514)	738	(941,776)
ZAR	253,308	Pays	3-month ZAR JIBAR (pays quarterly)	5.87% (pays quarterly)	9/15/26	(1,063,386)	841	(1,062,545)
ZAR	93,000	Pays	3-month ZAR JIBAR (pays quarterly)	6.53% (pays quarterly)	12/15/26	(302,225)	—	(302,225)

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
ZAR	16,160	Pays	3-month ZAR JIBAR (pays quarterly)	6.54% (pays quarterly)	2/23/27	$ (55,803)	$ —	$ (55,803)
ZAR	270,646	Pays	3-month ZAR JIBAR (pays quarterly)	7.48% (pays quarterly)	6/15/27	(490,193)	—	(490,193)
ZAR	194,436	Pays	3-month ZAR JIBAR (pays quarterly)	8.18% (pays quarterly)	9/21/27	(97,925)	—	(97,925)
ZAR	85,200	Pays	3-month ZAR JIBAR (pays quarterly)	8.76% (pays quarterly)	12/21/27	23,546	—	23,546
Total						$(9,022,281)	$3,203	$(9,019,078)
Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate*	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Brazil	$35,600	1.00% (pays quarterly)(1)	12/20/27	$2,626,621	$(3,260,449)	$ (633,828)
Indonesia	5,900	1.00% (pays quarterly)(1)	12/20/27	96,033	(152,149)	(56,116)
Mexico	8,500	1.00% (pays quarterly)(1)	12/20/27	221,189	(296,395)	(75,206)
Peru	14,300	1.00% (pays quarterly)(1)	12/20/27	325,770	(451,623)	(125,853)
Turkey	16,087	1.00% (pays quarterly)(1)	12/20/27	3,362,773	(3,849,542)	(486,769)
Total				$6,632,386	$(8,010,158)	$(1,377,772)
*	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) on the notional amount of the credit default swap contract.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Cross-Currency Swaps (OTC)
Counterparty	Fund Receives	Fund Pays	Effective Date/ Termination Date(1)	Value/Unrealized Appreciation (Depreciation)
BNP Paribas	3-month PLN WIBOR + 1.45 % on PLN 15,623,870 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date *	3-month EURIBOR on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount*	10/14/25/ 10/14/28	$(893)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 1,936,888,470 (pays semi-annually)**	2.10% on CLP equivalent of CLF 85,000 (pays semi-annually)**	Not Applicable/ 4/8/32	(120,156)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 5,938,248,580 (pays semi-annually)**	2.25% on CLP equivalent of CLF 259,000 (pays semi-annually)**	Not Applicable/ 4/11/32	(454,514)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 1,096,751,075 (pays semi-annually)**	1.85% on CLP equivalent of CLF 238,000 (pays semi-annually)**	Not Applicable/ 4/20/32	(35,336)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 5,474,633,400 (pays semi-annually)**	1.84% on CLP equivalent of CLF 171,000 (pays semi-annually)**	Not Applicable/ 4/22/32	(169,419)
				$(780,318)
*	The Fund pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.
**	At the termination date, the Fund will either pay or receive the USD equivalent of the difference between the initial CLP notional amount and the CLP equivalent of the CLF notional amount on such date.
(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.
Abbreviations:
EURIBOR	– Euro Interbank Offered Rate
FBIL	– Financial Benchmarks India Ltd.
JIBAR	– Johannesburg Interbank Average Rate
LIBOR	– London Interbank Offered Rate
MIBOR	– Mumbai Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
PRIBOR	– Prague Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
TELBOR	– Tel Aviv Interbank Offered Rate
WIBOR	– Warsaw Interbank Offered Rate
Currency Abbreviations:
BAM	– Bosnia-Herzegovina Convertible Mark
BRL	– Brazilian Real
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
CNY	– Yuan Renminbi
COP	– Colombian Peso
CRC	– Costa Rican Colon
CZK	– Czech Koruna
DOP	– Dominican Peso

EUR	– Euro
IDR	– Indonesian Rupiah
ILS	– Israeli Shekel
INR	– Indian Rupee
KRW	– South Korean Won
KZT	– Kazakhstani Tenge
MXN	– Mexican Peso
PEN	– Peruvian Sol
PLN	– Polish Zloty

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

RSD	– Serbian Dinar
SGD	– Singapore Dollar
THB	– Thai Baht
UAH	– Ukrainian Hryvnia
UGX	– Ugandan Shilling

USD	– United States Dollar
UYU	– Uruguayan Peso
UZS	– Uzbekistani Som
ZAR	– South African Rand
ZMW	– Zambian Kwacha

At October 31, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Credit Risk: The Fund enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Fund utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.
Affiliated Investments
At October 31, 2022, the value of the Fund's investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Liquidity Fund) was $124,500,038, which represents 13.6% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended October 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$59,947,441	$267,380,836	$(202,828,239)	$ —	$ —	$124,500,038	$730,040	124,500,038
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2022, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Convertible Bonds	$ —	$ 13,410,433	$ —	$ 13,410,433
Foreign Corporate Bonds	—	216,577,093	680,180	217,257,273
Loan Participation Notes	—	—	14,315,834	14,315,834

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Senior Floating-Rate Loans	$ —	$ 14,186,154	$ —	$ 14,186,154
Sovereign Government Bonds	—	397,767,638	24,957,135	422,724,773
Sovereign Loans	—	39,679,431	—	39,679,431
Miscellaneous	—	—	0	0
Short-Term Investments:
Affiliated Fund	124,500,038	—	—	124,500,038
Sovereign Government Securities	—	14,495,293	1,809,969	16,305,262
U.S. Treasury Obligations	—	14,573,401	—	14,573,401
Total Investments	$124,500,038	$710,689,443	$41,763,118	$876,952,599
Forward Foreign Currency Exchange Contracts	$ —	$ 10,739,311	$ —	$ 10,739,311
Non-Deliverable Bond Forward Contracts	—	787,103	—	787,103
Futures Contracts	15,026,668	—	—	15,026,668
Swap Contracts	—	13,725,777	—	13,725,777
Total	$139,526,706	$735,941,634	$41,763,118	$917,231,458
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (6,531,925)	$ —	$ (6,531,925)
Non-Deliverable Bond Forward Contracts	—	(1,184,867)	—	(1,184,867)
Swap Contracts	—	(16,895,990)	—	(16,895,990)
Total	$ —	$(24,612,782)	$ —	$(24,612,782)
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Foreign Corporate Bonds	Loan Participation Notes	Sovereign Government Bonds	Sovereign Government Securities	Total
Balance as of July 31, 2022	$780,481	$14,639,089	$27,981,581	$1,760,646	$45,161,797
Realized gains (losses)	—	1,392	—	—	1,392
Change in net unrealized appreciation (depreciation)	5,949	(340,225)	(3,169,038)	4,877	(3,498,437)
Cost of purchases	—	—	—	—	—
Proceeds from sales, including return of capital	(106,250)	15,578	—	—	(90,672)
Accrued discount (premium)	—	—	144,592	44,446	189,038
Transfers to Level 3	—	—	—	—	—
Transfers from Level 3	—	—	—	—	—
Balance as of October 31, 2022	$ 680,180	$14,315,834	$24,957,135	$1,809,969	$41,763,118
Change in net unrealized appreciation (depreciation) on investments still held as of October 31, 2022	$ 6,700	$ (341,618)	$(3,169,038)	$ 4,877	$(3,499,079)
Not included in the table above are investments in securities categorized as Miscellaneous in the Portfolio of Investments which were acquired during the fiscal year to date ended October 31, 2022 at $0 cost and valued at $0 at October 31, 2022.

Eaton Vance
Emerging Markets Debt Opportunities Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of October 31, 2022:
Type of Investment	Fair Value as of October 31, 2022	Valuation Technique	Unobservable Input	Input	Impact to Valuation from an Increase to Input*
Foreign Corporate Bonds	$680,180	Matrix Pricing	Credit spread to U.S. Treasury	35.97%	Decrease
Loan Participation Notes	14,315,834	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	3.59%	Decrease
Sovereign Government Bonds	24,957,135	Third Party Indication of Value	Foreign Currency Exchange Rate	40.20 UAH/USD	Decrease
Sovereign Government Securities	1,809,969	Third Party Indication of Value	Foreign Currency Exchange Rate	40.20 UAH/USD	Decrease
*	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.